INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax benefit	$ (2,353)	$ (4,509)
Changes in income tax benefit	$ 2,156
Effective tax rate (as percent)	15.40%	10.90%
Change in effective tax rate (as percent)	4.50%